Restricted Net Assets and Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of Financial Information [Line Items]
Net cash from/(used in) operating activities	¥ (544,900)	$ (85,469)	¥ (167,161)	¥ (90,256)
Net cash used in investing activities	(34,025)	(5,338)	2,932	(3,341)
Net cash generated from financing activities	1,316,099	206,424	918,761	(396)
Net (decrease) increase in cash and cash equivalents	737,148	115,617	754,532	(93,993)
Cash and cash equivalents at the beginning of year	1,010,076	158,426	308,972	401,597
Effects of exchange rate changes on cash and cash equivalents	(40,344)	(6,327)	(53,428)	1,368
Cash and cash equivalents at end of year	1,706,880	267,716	1,010,076	308,972
Parent
Disclosure Of Financial Information [Line Items]
Net cash from/(used in) operating activities	(31,025)	(4,866)	(4,766)	249
Net cash used in investing activities	(672,529)	(105,483)	(204,170)	(159,057)
Net cash generated from financing activities	1,319,418	206,945	934,284	99,990
Net (decrease) increase in cash and cash equivalents	615,864	96,596	725,348	(58,818)
Cash and cash equivalents at the beginning of year	885,611	138,904	213,253	267,665
Effects of exchange rate changes on cash and cash equivalents	(36,838)	(5,778)	(52,990)	4,406
Cash and cash equivalents at end of year	¥ 1,464,637	$ 229,722	¥ 885,611	¥ 213,253